SCHEDULE OF LONG-TERM LOAN (Details) (Parenthetical)	Jun. 30, 2022	Jun. 30, 2021
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Effective interest rate	6.15%	6.55%